Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000205451 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000205451 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000205451 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000205451 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000205451 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205451 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000205451 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000205452 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000205452 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000205452 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000205452 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000205452 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205452 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000205452 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%